Employee benefit obligations	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Employee benefit obligations	Employee benefit obligations
The Group provides its employees defined benefit pension plans (funded) and other post-employment benefits (unfunded). The employee benefits plans are accounted for in accordance with the IAS 19.
Commitments regarding retirement pension and family pension for employees in Switzerland and Lebanon are secured externally through a defined benefit plan and accounted for accordingly. For employees in Austria, Italy, Japan, Korea, Spain and Turkey, the commitment relates to severance benefits, while in Slovakia and France relates to retirement benefits, as governed by local law. For employees in Australia, the commitment relates to a long-service leave plan, as governed by local law. Additionally, for certain employees in Germany, Italy and Slovakia, there are additional obligations arising from non-compete agreements, which are accounted for as severance payments under other post-employment benefits.

(EUR thousand)	As of March 31
	2025	2024
Balance sheet obligations for:
Defined benefit pension plan (funded)	1,184	1,473
Other post-employment benefit (unfunded)	3,445	3,114
Long-service leave	554	588
Total employee benefit obligations	5,183	5,175

Defined benefit pension plan and other post-employment benefits

(EUR thousand)	For the financial year ended March 31
	2025	2024
Present value of funded obligations	(13,007)	(13,471)
Fair value of plan assets	11,823	11,998
Deficit of funded plans	(1,184)	(1,473)
Present value of unfunded obligations	(3,445)	(3,114)
Net benefit liability	(4,629)	(4,587)
The amounts recognized in the consolidated income statement, and statement of comprehensive income for service cost and interest cost are as follows:

(EUR thousand)	For the financial year ended March 31
	2025	2024	2023
Income statement charge for:
Service cost	1,535	1,251	1,607
Interest cost	213	95	74
Total Income statement charge	1,748	1,346	1,681
Other comprehensive income / (loss):
Remeasurement of post-employment benefit obligations	(624)	993	(1,435)
The tables below reconcile the net obligation in respect of the Group’s pension plans and other post-employment benefits with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2025	2024
Opening balance of defined benefit obligation	16,585	13,405
Current service cost	1,394	1,169
Interest expense	388	296
Contributions by employees	855	449
Gain from change in demographic assumptions	(6)	—
Loss from change in financial assumptions	288	898
Experience gain / (loss)	(340)	644
Past service cost	141	82
Benefits paid	(3,134)	(404)
Exchange differences	281	46
Closing balance of defined benefit obligation	16,452	16,585

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2025	2024
Opening balance of fair value of plan assets	11,998	10,078
Interest income	175	201
Return on plan assets (excluding amounts included in net interest costs)	565	548
Contributions by employer	800	723
Contributions by employees	855	449
Benefits paid	(2,888)	(199)
Settlements	15	—
Exchange differences	303	198
Closing balance of fair value of plan assets	11,823	11,998

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2025	2024	2023
Current service cost	1,394	1,169	1,088
Interest cost	213	95	74
Past service cost	141	82	519
Unrealized FX impact	37	152	(93)
Total net periodic cost	1,785	1,498	1,588
The actuarial valuations of the Group’s benefit obligations as of March 31, 2025 and as of March 31, 2024 were computed with the assistance of external actuaries, and were based on the following key financial and demographic assumptions for key applicable entities determined based on the significance of the defined benefit obligation:

(%)
As of March 31, 2025
	Austria	Switzerland	France	Italy	Korea
Discount rate	3.75%	1.30%	3.75%	3.75%	3.50%
Inflation rate	—	1.00%	—	2.00%	—
Future salary increases	3.50%	1.50%	3.00%	—	3.00%

(%)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea
Discount rate	3.25%	1.50%	3.50%	3.25%	4.25%
Inflation rate	—	1.25%	—	2.50%	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%
Assumptions regarding the future mortality experience are set based on actuarial advice in accordance with published statistics and experience in each territory. Mortality assumptions for the Group´s most significant country, Switzerland, are based on the mortality table BVG 2020 GT for future retirees, as of and for the financial years ended March 31, 2025 and 2024.

(Retirement age)
As of March 31, 2025
	Austria	Switzerland	France	Italy	Korea
Retirement age:
- Male	65	65	64	67	60
- Female	60	65	62	67	60

(Retirement age)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea
Retirement age:
- Male	62	65	Individual	67	60
- Female	62	64	Individual	67	60

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea
Duration in years	8.27	17.94	13.84	8.11	10.42
Expected contributions as of March 31, 2025 in EUR thousands	—	726	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea
Duration in years	9.41	16.29	13.85	9.04	10.74
Expected contributions as of March 31, 2024 in EUR thousands	—	802	—	—	—
The table below shows the fair value of plan assets relating to the Group’s defined benefit pension plans, split by asset category:

(EUR thousands)	As of March 31
	2025		2024
Plan assets are comprised as follows:	Value	%	Value	%
Equity instruments	3,950	33.4%	3,965	33.0%
Debt instruments	561	4.7%	—	0.0%
Bonds	3,478	29.4%	3,478	29.0%
Money markets	419	3.5%	374	3.1%
Property	2,929	24.8%	3,270	27.3%
Other assets	—	0.0%	473	3.9%
Alternative investments	486	4.1%	438	3.7%
Total	11,823	100%	11,998	100%
The pension plans in Switzerland and Lebanon are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2025	2024
Present value of defined benefit obligation	(16,452)	(16,585)
Fair value of plan assets	11,823	11,998
Deficit in the plan	(4,629)	(4,587)
Experience adjustments on defined benefit obligation	340	(644)

The tables below summarize the percentage change in the net defined benefit obligation as of March 31, as a result of standard increases/decreases of each of the assumptions (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2025
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea
Discount rate - decrease by 0.5%	+4.1%	+9.1%	+7.0%	+4.0%	5.2%
Discount rate - increase by 0.5%	(3.9)%	(8.0)%	(6.4)%	(3.8)%	(4.8)%
Salary growth rate - decrease by 0.5%	(3.9)%	(6.0)%	(6.4)%	(3.6)%	(4.8)%
Salary growth rate - increase by 0.5%	+4.1%	+6.0%	+7.0%	+3.9%	5.1%
Actuarial basis (mortality) - decrease by 10.0%	—%	+1.0%	—%	—%	—%
Actuarial basis (mortality) - increase by 10.0%	—%	(1.1)%	—%	—%	—%

(%)
As of March 31, 2024
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea
Discount rate - decrease by 0.5%	+4.7%	+8.6%	+7.0%	+4.5%	+5.4%
Discount rate - increase by 0.5%	(4.4)%	(7.5)%	(6.4)%	(4.2)%	(4.9)%
Salary growth rate - decrease by 0.5%	(4.4)%	(0.5)%	(6.5)%	(4.0)%	(4.9)%
Salary growth rate - increase by 0.5%	+4.6%	+0.5%	+7.0%	+4.3%	+5.3%
Actuarial basis (mortality) - decrease by 10.0%	—%	+1.0%	—%	—%	—%
Actuarial basis (mortality) - increase by 10.0%	—%	(1.1)%	—%	—%	—%
Risk exposure
Through its defined benefit pension plans and severance benefit plans, the group is exposed to a number of risks, the most significant of which are detailed below:
•Asset volatility: The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit.
•Changes in bond yields: A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
•Inflation risks: Some of the group’s obligations are linked to salary inflation, and higher inflation will lead to higher liabilities. The majority of the plans’ assets are either unaffected by or loosely correlated with (equities) inflation, meaning that an increase in inflation will also increase the deficit.
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